SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Basic and diluted net income per ordinary share (Details) - USD ($)	3 Months Ended		6 Months Ended		7 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Class A Redeemable ordinary shares
Numerator:
Allocation of net income	$ (462,502)	$ 1,336,268	$ (344,603)	$ 5,995,835
Denominator:
Weighted average shares outstanding, basic	7,318,182	23,000,000	12,083,375	23,000,000
Weighted average shares outstanding, diluted	7,318,182	23,000,000	12,083,375	23,000,000
Basic net income per share	$ (0.06)	$ 0.06	$ (0.03)	$ 0.26
Diluted net income per share	$ (0.06)	$ 0.06	$ (0.03)	$ 0.26
Class B Redeemable ordinary shares
Numerator:
Allocation of net income					$ 772,173	$ 9,316,614
Denominator:
Weighted average shares outstanding, basic					2,808,036	23,000,000
Weighted average shares outstanding, diluted					2,808,036	23,000,000
Basic net income per share					$ 0.27	$ 0.41
Diluted net income per share					$ 0.27	$ 0.41
Class B Non-redeemable Ordinary Shares
Numerator:
Allocation of net income	$ (364,965)	$ 334,067	$ (163,983)	$ 1,498,959	$ 1,390,588	$ 2,329,154
Denominator:
Weighted average shares outstanding, basic	5,750,000	5,750,000	5,750,000	5,750,000	5,056,920	5,750,000
Weighted average shares outstanding, diluted	5,750,000	5,750,000	5,750,000	5,750,000	5,056,920	5,750,000
Basic net income per share	$ (0.06)	$ 0.06	$ (0.03)	$ 0.26	$ 0.27	$ 0.41
Diluted net income per share	$ (0.06)	$ 0.06	$ (0.03)	$ 0.26	$ 0.27	$ 0.41